Earnings (loss) Per Share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares (Denominator)
Weighted average common shares outstanding - basic	5,107,405	4,882,501	4,877,405
Effect of dilutive instruments:
Weighted average common shares for diluted computation	5,851,516	5,166,653	5,470,655
Earnings (loss) per common share attributable to shareholders of the Company
Basic	¥ 29.13	¥ 23.64	¥ 30.54
Diluted	¥ 28.52	¥ 22.34	¥ 27.23
Class A Common
Shares (Denominator)
Weighted average common shares outstanding - basic	1	1	1
Effect of dilutive instruments:
Weighted average common shares for diluted computation	1	1	1
Earnings (loss) per common share attributable to shareholders of the Company
Basic	¥ 29.13	¥ 23.64	¥ 30.54
Diluted	¥ 28.52	¥ 22.34	¥ 27.23
Common
Income (Numerator)
Net income (loss) attributable to shareholders of the Company - basic	¥ 148,763	¥ 115,404	¥ 148,965
Add back interest for convertible bonds, net of tax	18,109
Net income (loss) attributable to shareholders of the Company - diluted	¥ 166,872
Shares (Denominator)
Weighted average common shares outstanding - basic	5,107,404	4,882,500	4,877,404
Effect of dilutive instruments:
Dilutive effect of stock options	29,613	284,152	593,250
Dilutive effect of convertible bonds	714,498
Weighted average common shares for diluted computation	5,851,515	5,166,652	5,470,654
Earnings (loss) per common share attributable to shareholders of the Company
Basic	¥ 29.13	¥ 23.64	¥ 30.54
Diluted	¥ 28.52	¥ 22.34	¥ 27.23